Statements of Cash Flows SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Operating activities
Net income/(loss) for the period	SFr 45,442	SFr (50,951)	SFr (26,411)
Adjustments to reconcile net income/(loss) for the period to net cash flows:
Depreciation of property, plant and equipment	1,274	961	580
Depreciation of right-of-use assets	420	0	0
Finance result, net	1,739	1,401	3,872
Share-based compensation expense	2,834	2,518	1,579
Changes in net employee defined benefit liability	516	437	348
Change in fair value of conversion feature	(4,542)	0	0
Interest expense	1,894	50	99
Changes in working capital:
(Increase) in prepaid expenses	(424)	(924)	(162)
Decrease/(increase) in accrued income	2,572	(868)	(1,910)
Decrease/(increase) in other current receivables	(68)	698	(401)
Increase in accrued expenses	1,289	2,113	2,940
Increase/(decrease) in deferred income	4,126	(18)	(156)
Increase/(decrease) in financing obligation	0	(53)	204
Increase/(decrease) in trade and other payables	(1,845)	864	(2,853)
Cash provided by/(used in) operating activities	55,227	(43,772)	(22,271)
Interest income	304	29	330
Interest paid	(296)	0	0
Finance costs	(15)	(335)	(153)
Net cash flows provided by/(used in) operating activities	55,220	(44,078)	(22,094)
Investing activities
Short-term financial assets	(65,000)	(30,000)	0
Purchases of property, plant and equipment	(1,885)	(1,858)	(1,802)
Rental deposits	0	(178)	(40)
Net cash flows used in investing activities	(66,885)	(32,036)	(1,842)
Financing activities
Proceeds from issuance of convertible loan	50,278	0	0
Principal payments of lease obligations	(420)	0	0
Proceeds from public offerings of common shares, net of underwriting fees	0	111,529	0
Transaction costs on public offerings of common shares	0	(2,015)	0
Transaction costs on issuance of shares	(510)	0	0
Proceeds from issuance of common shares - option plan	69	5	71
Proceeds from long-term financing obligation	199	198	200
Repayment of short-term financing obligation	0	(339)	0
Net cash flows provided by financing activities	49,616	109,378	271
Net increase/(decrease) in cash and cash equivalents	37,951	33,264	(23,665)
Cash and cash equivalents, beginning of period	156,462	124,377	152,210
Exchange gains on cash and cash equivalents	(826)	(1,179)	(4,168)
Cash and cash equivalents, end of period	193,587	156,462	124,377
Net increase/(decrease) in cash and cash equivalents	SFr 37,951	SFr 33,264	SFr (23,665)